Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Strategic Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 86.6% of Net Assets

Non-Convertible Bonds — 78.1%
	ABS Car Loan — 1.3%
$635,000	American Credit Acceptance Receivables Trust, Series 2022-4, Class C, 7.860%, 2/15/2029(a)	$641,051
7,500,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class D, 3.040%, 9/22/2025(a)	7,415,494
5,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class D, 3.340%, 8/20/2026(a)	4,752,853
715,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class C, 6.480%, 6/20/2030(a)	724,466
1,030,000	Credit Acceptance Auto Loan Trust, Series 2024-1A, Class C, 6.710%, 7/17/2034(a)	1,037,634
940,000	First Investors Auto Owner Trust, Series 2022-2A, Class D, 8.710%, 10/16/2028(a)	986,318
7,303,000	Hertz Vehicle Financing III LLC, Series 2022-1A, Class D, 4.850%, 6/25/2026(a)	7,089,900
1,295,000	Hertz Vehicle Financing III LLC, Series 2023-1A, Class 1D, 9.130%, 6/25/2027(a)	1,314,064
4,155,000	Hertz Vehicle Financing LLC, Series 2022-2A, Class D, 5.160%, 6/26/2028(a)	3,814,902
4,105,000	Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026(a)	4,025,318
2,810,000	Prestige Auto Receivables Trust, Series 2022-1A, Class D, 8.080%, 8/15/2028(a)	2,895,216
175,000	SBNA Auto Receivables Trust, Series 2024-A, Class C, 5.590%, 1/15/2030(a)	174,967
240,000	SBNA Auto Receivables Trust, Series 2024-A, Class D, 6.040%, 4/15/2030(a)	240,269
200,000	VStrong Auto Receivables Trust, Series 2024-A, Class D, 7.290%, 7/15/2030(a)	201,293
1,540,000	Westlake Automobile Receivables Trust, Series 2023-1A, Class D, 6.790%, 11/15/2028(a)	1,567,898
		36,881,643
	ABS Home Equity — 2.6%
4,658,737	510 Asset-Backed Trust, Series 2021-NPL1, Class A1, 2.240%, 6/25/2061(a)(b)	4,538,669
5,350,000	CoreVest American Finance Ltd., Series 2021-1, Class D, 3.247%, 4/15/2053(a)	4,381,333
1,510,000	CoreVest American Finance Ltd., Series 2021-3, Class D, 3.469%, 10/15/2054(a)	1,263,092
3,245,000	CoreVest American Finance Ltd., Series 2023-RTL1, Class A1, 7.553%, 12/28/2030(a)(b)	3,229,852
2,510,000	Credit Suisse Mortgage Trust, Series 2021-RPL6, Class M2, 3.125%, 10/25/2060(a)	1,915,518
7,660,000	FirstKey Homes Trust, Series 2020-SFR1, Class F2, 4.284%, 8/17/2037(a)	7,357,378
8,306,837	Home Partners of America Trust, Series 2021-2, Class E1, 2.852%, 12/17/2026(a)	7,452,075
4,153,418	Home Partners of America Trust, Series 2021-2, Class E2, 2.952%, 12/17/2026(a)	3,713,033
2,513,000	PRPM LLC, Series 2021-4, Class A2, 3.474%, 4/25/2026(a)(b)	2,404,655
5,875,450	PRPM LLC, Series 2021-5, Class A1, 1.793%, 6/25/2026(a)(b)	5,745,013
Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$4,151,652	PRPM LLC, Series 2021-9, Class A1, 2.363%, 10/25/2026(a)(b)	$4,045,715
5,819,478	PRPM LLC, Series 2022-5, Class A1, 6.900%, 9/27/2027(a)(b)	5,837,293
2,015,712	RCO VII Mortgage LLC, Series 2024-1, Class A1, 7.021%, 1/25/2029(a)(b)	2,005,343
768,420	Redwood Funding Trust, Series 2023-1, Class A, 7.500%, 7/25/2059(a)(b)	754,025
3,692,387	Toorak Mortgage Corp. Ltd., Series 2021-1, Class A1, 3.240%, 6/25/2024(a)(b)	3,653,346
800,000	Toorak Mortgage Trust, Series 2024-RRTL1, Class A1, 6.597%, 2/25/2039(a)(b)	799,416
1,120,000	Towd Point Mortgage Trust, Series 2017-4, Class M2, 3.250%, 6/25/2057(a)(b)	950,069
795,000	Towd Point Mortgage Trust, Series 2019-4, Class M1, 3.500%, 10/25/2059(a)(b)	684,741
3,970,000	VCAT LLC, Series 2021-NPL5, Class A2, 3.844%, 8/25/2051(a)(b)	3,785,360
7,865,000	VCAT LLC, Series 2021-NPL6, Class A2, 3.967%, 9/25/2051(a)(b)	7,527,990
		72,043,916
	ABS Other — 2.4%
2,623,230	AASET Trust, Series 2021-2A, Class B, 3.538%, 1/15/2047(a)	2,207,314
1,215,000	BHG Securitization Trust, Series 2024-1CON, Class B, 6.490%, 4/17/2035(a)	1,221,131
330,000	BHG Securitization Trust, Series 2024-1CON, Class C, 6.860%, 4/17/2035(a)	331,800
1,640,065	Castlelake Aircraft Securitization Trust, Series 2018-1, Class B, 5.300%, 6/15/2043(a)	1,302,284
6,364,538	Clsec Holdings 22t LLC, Series 2021-1, Class C, 6.171%, 5/11/2037(a)	5,518,054
312,011	Elara HGV Timeshare Issuer LLC, Series 2021-A, Class C, 2.090%, 8/27/2035(a)	287,473
550,000	Foundation Finance Trust, Series 2023-2A, Class D, 9.100%, 6/15/2049(a)	569,922
10,435,000	Frontier Issuer LLC, Series 2023-1, Class A2, 6.600%, 8/20/2053(a)	10,529,103
46,843	HIN Timeshare Trust, Series 2020-A, Class C, 3.420%, 10/09/2039(a)	44,227
2,439,830	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B, 3.432%, 10/15/2046(a)	2,132,617
6,910,615	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046(a)	6,164,967
505,000	MetroNet Infrastructure Issuer LLC, Series 2024-1A, Class A2, 6.230%, 4/20/2054(a)	505,845
12,328,237	Navigator Aircraft ABS Ltd., Series 2021-1, Class B, 3.571%, 11/15/2046(a)(b)	10,669,214
1,930,000	SCF Equipment Leasing LLC, Series 2022-2A, Class C, 6.500%, 8/20/2032(a)	1,955,669
3,000,000	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	3,030,618
719,571	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042(a)	663,818
9,191,910	Slam Ltd., Series 2021-1A, Class A, 2.434%, 6/15/2046(a)	8,052,076
8,399,415	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 5/15/2046(a)	7,186,388
3,900,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.640%, 4/20/2054(a)	3,898,405
		66,270,925

Principal Amount (‡)	Description	Value (†)

	ABS Student Loan — 0.1%
$2,365,000	SMB Private Education Loan Trust, Series 2024-A, Class C, 6.220%, 3/15/2056(a)	$2,368,739
	ABS Whole Business — 0.4%
5,925,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.824%, 3/05/2053(a)	6,125,329
1,496,250	FOCUS Brands Funding, Series 2023-2, Class A2, 8.241%, 10/30/2053(a)	1,587,218
2,261,062	Hardee's Funding LLC, Series 2021-1A, Class A2, 2.865%, 6/20/2051(a)	1,920,775
1,020,000	Hardee's Funding LLC, Series 2024-1A, Class A2, 7.253%, 3/20/2054(a)	1,025,763
751,638	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049(a)	680,684
132,300	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2I, 3.251%, 12/05/2051(a)	123,509
		11,463,278
	Aerospace & Defense — 1.5%
1,090,000	BAE Systems PLC, 5.250%, 3/26/2031(a)	1,095,265
9,200,000	BAE Systems PLC, 5.300%, 3/26/2034(a)	9,243,884
4,075,000	Boeing Co., 3.625%, 2/01/2031	3,586,391
4,130,000	Boeing Co., 5.705%, 5/01/2040	3,952,994
6,410,000	Boeing Co., 5.805%, 5/01/2050	6,064,679
5,945,000	Embraer Netherlands Finance BV, 7.000%, 7/28/2030(a)	6,225,319
2,500,000	L3Harris Technologies, Inc., 5.350%, 6/01/2034	2,500,022
1,020,000	RTX Corp., 2.375%, 3/15/2032	840,296
8,045,000	RTX Corp., 5.150%, 2/27/2033	8,060,302
		41,569,152
	Airlines — 0.0%
962,883	American Airlines Pass-Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	926,101
518,494	American Airlines Pass-Through Trust, Series 2017-2, Class B, 3.700%, 4/15/2027	502,854
		1,428,955
	Automotive — 0.5%
2,765,000	General Motors Financial Co., Inc., 3.100%, 1/12/2032	2,341,955
6,445,000	General Motors Financial Co., Inc., 6.400%, 1/09/2033	6,753,918
2,055,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(a)	2,132,412
2,170,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(a)	2,286,746
		13,515,031
	Banking — 5.0%
2,695,000	Ally Financial, Inc., Series B, (fixed rate to 5/15/2026, variable rate thereafter), 4.700%(c)	2,310,519
15,755,000	Bank of America Corp., (fixed rate to 9/15/2033, variable rate thereafter), 5.872%, 9/15/2034	16,340,615
11,885,000	Barclays PLC, (fixed rate to 3/15/2028, variable rate thereafter), 4.375%(c)	9,743,187
9,000,000	Barclays PLC, (fixed rate to 9/23/2030, variable rate thereafter), 3.564%, 9/23/2035	7,718,002
3,970,000	CaixaBank SA, (fixed rate to 9/13/2033, variable rate thereafter), 6.840%, 9/13/2034(a)	4,241,310
14,295,000	Credit Agricole SA, (fixed rate to 1/10/2034, variable rate thereafter), 6.251%, 1/10/2035(a)	14,529,804
Principal Amount (‡)	Description	Value (†)

	Banking — continued
$8,240,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	$6,806,299
16,322,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	13,746,975
1,709,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	1,603,364
5,690,000	Intesa Sanpaolo SpA, 7.200%, 11/28/2033(a)	6,150,321
11,025,000	Morgan Stanley, (fixed rate to 1/19/2033, variable rate thereafter), 5.948%, 1/19/2038	11,047,439
8,505,000	NatWest Group PLC, (fixed rate to 8/28/2030, variable rate thereafter), 3.032%, 11/28/2035	7,115,538
8,345,000	Societe Generale SA, (fixed rate to 1/19/2034, variable rate thereafter), 6.066%, 1/19/2035(a)	8,394,692
3,695,000	UBS Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033(a)	4,483,314
5,405,000	UBS Group AG, (fixed rate to 2/08/2034, variable rate thereafter), 5.699%, 2/08/2035(a)	5,432,352
325,000	UBS Group AG, (fixed rate to 5/14/2031, variable rate thereafter), 3.091%, 5/14/2032(a)	276,435
5,370,000	UBS Group AG, (fixed rate to 8/12/2032, variable rate thereafter), 6.537%, 8/12/2033(a)	5,657,993
14,800,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(a)	13,897,995
		139,496,154
	Brokerage — 0.1%
3,893,000	Jefferies Financial Group, Inc., 6.250%, 1/15/2036	4,028,978
	Building Materials — 1.4%
29,325,000	Cemex SAB de CV, 3.875%, 7/11/2031(a)	25,982,220
1,325,000	Cemex SAB de CV, (fixed rate to 3/14/2028, variable rate thereafter), 9.125%(a)(c)	1,439,419
10,470,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(a)(c)	10,118,654
1,859,000	Masco Corp., 6.500%, 8/15/2032	1,983,708
		39,524,001
	Cable Satellite — 6.0%
34,275,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034(a)	25,872,621
6,555,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 2/01/2032(a)	5,349,690
7,180,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.300%, 2/01/2032	5,539,427
17,890,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.800%, 4/01/2031	14,658,566
16,530,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.700%, 4/01/2051	10,222,970
920,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.850%, 4/01/2061	545,863
31,240,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	18,847,550
4,025,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.400%, 4/01/2033	3,567,017
6,425,000	CSC Holdings LLC, 3.375%, 2/15/2031(a)	4,367,030
1,075,000	CSC Holdings LLC, 4.125%, 12/01/2030(a)	768,679
415,000	CSC Holdings LLC, 4.500%, 11/15/2031(a)	293,806

Principal Amount (‡)	Description	Value (†)

	Cable Satellite — continued
$48,110,000	CSC Holdings LLC, 4.625%, 12/01/2030(a)	$24,430,941
5,540,000	CSC Holdings LLC, 5.000%, 11/15/2031(a)	2,800,650
14,005,000	CSC Holdings LLC, 5.375%, 2/01/2028(a)	12,046,018
1,360,000	CSC Holdings LLC, 5.750%, 1/15/2030(a)	719,948
3,705,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875%, 8/15/2027(a)	3,505,064
6,470,000	DISH DBS Corp., 5.125%, 6/01/2029	2,698,562
22,190,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	17,472,597
6,575,000	DISH DBS Corp., 5.750%, 12/01/2028(a)	4,518,702
15,865,000	DISH DBS Corp., 7.750%, 7/01/2026	10,622,366
		168,848,067
	Chemicals — 1.0%
10,887,000	Ashland, Inc., 3.375%, 9/01/2031(a)	9,211,419
1,320,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030(a)	1,135,034
4,275,000	Braskem Netherlands Finance BV, 5.875%, 1/31/2050(a)	3,298,261
450,000	Celanese U.S. Holdings LLC, 6.330%, 7/15/2029	466,628
2,810,000	Celanese U.S. Holdings LLC, 6.550%, 11/15/2030	2,955,611
11,235,000	Celanese U.S. Holdings LLC, 6.700%, 11/15/2033	11,979,048
		29,046,001
	Construction Machinery — 0.5%
1,530,000	Ashtead Capital, Inc., 5.500%, 8/11/2032(a)	1,495,811
2,140,000	Ashtead Capital, Inc., 5.550%, 5/30/2033(a)	2,104,436
2,870,000	Ashtead Capital, Inc., 5.800%, 4/15/2034(a)	2,867,084
6,985,000	United Rentals North America, Inc., 6.125%, 3/15/2034(a)	6,993,682
		13,461,013
	Consumer Cyclical Services — 0.7%
2,145,000	TriNet Group, Inc., 3.500%, 3/01/2029(a)	1,923,829
8,665,000	Uber Technologies, Inc., 4.500%, 8/15/2029(a)	8,221,506
10,815,000	Uber Technologies, Inc., 6.250%, 1/15/2028(a)	10,859,234
		21,004,569
	Electric — 0.9%
18,352,767	Alta Wind Holdings LLC, 7.000%, 6/30/2035(a)	18,677,405
1,780,000	Enel Generacion Chile SA, 7.875%, 2/01/2027	1,869,000
5,740,000	Southern Co., 5.700%, 3/15/2034	5,919,916
		26,466,321
	Finance Companies — 6.0%
4,030,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	3,456,355
2,395,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.400%, 10/29/2033	2,017,450
3,555,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.150%, 9/30/2030	3,689,788
10,600,000	Air Lease Corp., Series B, (fixed rate to 6/15/2026, variable rate thereafter), 4.650%(c)	10,008,485
2,570,000	Aircastle Ltd., 5.950%, 2/15/2029(a)	2,571,009
3,585,000	Aircastle Ltd., Series A, (fixed rate to 6/15/2026, variable rate thereafter), 5.250%(a)(c)	3,414,800
11,555,000	Ares Capital Corp., 3.200%, 11/15/2031	9,637,104
4,150,000	Aviation Capital Group LLC, 6.250%, 4/15/2028(a)	4,243,416
8,650,000	Aviation Capital Group LLC, 6.750%, 10/25/2028(a)	9,018,332
4,475,000	Barings BDC, Inc., 3.300%, 11/23/2026	4,091,099
7,175,000	Blue Owl Capital Corp., 2.875%, 6/11/2028	6,342,713
Principal Amount (‡)	Description	Value (†)

	Finance Companies — continued
$10,065,000	Blue Owl Capital Corp., 4.250%, 1/15/2026	$9,762,735
6,800,000	GATX Corp., 5.450%, 9/15/2033	6,763,342
400,000	Macquarie Airfinance Holdings Ltd., 6.400%, 3/26/2029(a)	406,328
860,000	Macquarie Airfinance Holdings Ltd., 6.500%, 3/26/2031(a)	875,334
2,920,000	Nationstar Mortgage Holdings, Inc., 5.000%, 2/01/2026(a)	2,857,525
2,210,000	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030(a)	2,005,091
9,605,000	Nationstar Mortgage Holdings, Inc., 5.500%, 8/15/2028(a)	9,192,766
135,000	Navient Corp., 5.000%, 3/15/2027	129,336
950,000	Navient Corp., 6.750%, 6/15/2026	957,781
950,000	Navient Corp., Series A, MTN, 5.625%, 8/01/2033	786,462
2,301,000	OneMain Finance Corp., 3.500%, 1/15/2027	2,136,019
555,000	OneMain Finance Corp., 3.875%, 9/15/2028	495,102
10,385,000	OneMain Finance Corp., 4.000%, 9/15/2030	8,887,962
2,025,000	OneMain Finance Corp., 5.375%, 11/15/2029	1,903,930
4,075,000	OneMain Finance Corp., 7.125%, 3/15/2026	4,148,945
11,740,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026(a)	10,846,855
12,750,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029(a)	11,469,206
33,040,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	28,784,423
9,630,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(a)	8,157,485
		169,057,178
	Financial Other — 1.1%
1,650,000	Agile Group Holdings Ltd., 5.500%, 4/21/2025	251,311
1,120,000	Agile Group Holdings Ltd., 5.500%, 5/17/2026	147,482
1,225,000	Agile Group Holdings Ltd., 5.750%, 1/02/2025	203,546
6,150,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025	855,034
4,720,000	Central China Real Estate Ltd., 7.250%, 7/16/2024(d)	172,988
1,260,000	Central China Real Estate Ltd., 7.250%, 8/13/2024(d)	45,196
1,957,000	Central China Real Estate Ltd., 7.250%, 4/28/2025(d)	63,602
3,260,000	Central China Real Estate Ltd., 7.500%, 7/14/2025(d)	130,009
4,415,000	Central China Real Estate Ltd., 7.650%, 8/27/2025(d)	154,172
1,305,000	Central China Real Estate Ltd., 7.750%, 5/24/2024(d)	42,413
6,815,475	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(a)(e)	255,035
8,274,825	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(a)(e)	197,355
833,252	CFLD Cayman Investment Ltd., Zero Coupon, 0.000%–28.181%, 1/31/2031(a)(f)	8,541
1,035,000	China Aoyuan Group Ltd., 6.200%, 3/24/2026(d)	15,525
2,400,000	China Aoyuan Group Ltd., 6.350%, 2/08/2024(d)	36,000
1,240,000	China Aoyuan Group Ltd., 7.950%, 2/19/2023(d)	18,600
1,800,000	China Evergrande Group, 8.250%, 3/23/2022(d)	24,750
4,045,000	China Evergrande Group, 8.750%, 6/28/2025(d)	36,405
1,405,000	China Evergrande Group, 9.500%, 4/11/2022(d)	18,265

Principal Amount (‡)	Description	Value (†)

	Financial Other — continued
$335,000	China Evergrande Group, 9.500%, 3/29/2024(d)	$4,355
4,060,000	CIFI Holdings Group Co. Ltd., 4.450%, 8/17/2026(d)	324,800
24,490,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	20,879,995
895,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	808,848
375,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.375%, 12/15/2025	371,962
6,925,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024(d)	213,151
1,415,000	Kaisa Group Holdings Ltd., 9.950%, 7/23/2025(d)	35,078
1,600,000	Kaisa Group Holdings Ltd., 10.500%, 1/15/2025(d)	32,000
8,085,000	Kaisa Group Holdings Ltd., 11.250%, 4/16/2025(d)	161,700
7,075,000	Kaisa Group Holdings Ltd., 11.650%, 6/01/2026(d)	141,500
4,795,000	Kaisa Group Holdings Ltd., 11.700%, 11/11/2025(d)	101,798
1,380,000	KWG Group Holdings Ltd., 6.000%, 8/14/2026(d)	96,255
3,760,000	KWG Group Holdings Ltd., 6.300%, 2/13/2026(d)	258,500
3,345,000	Logan Group Co. Ltd., 4.250%, 7/12/2025(d)	328,880
1,320,000	Logan Group Co. Ltd., 4.850%, 12/14/2026(d)	125,400
2,880,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031(d)	103,536
400,000	Shimao Group Holdings Ltd., 4.600%, 7/13/2030(d)	13,000
1,830,000	Shimao Group Holdings Ltd., 5.200%, 1/16/2027(d)	57,645
280,000	Shimao Group Holdings Ltd., 5.600%, 7/15/2026(d)	9,999
1,970,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(d)	68,891
1,486,509	Sunac China Holdings Ltd., 6.000% PIK or 5.000% Cash, 9/30/2026(a)(g)	173,669
1,486,509	Sunac China Holdings Ltd., 6.250% PIK or 5.250% Cash, 9/30/2027(a)(g)	150,286
2,973,020	Sunac China Holdings Ltd., 6.500% PIK or 5.500% Cash, 9/30/2027(a)(g)	270,010
4,459,533	Sunac China Holdings Ltd., 6.750% PIK or 5.750% Cash, 9/30/2028(a)(g)	359,929
4,459,533	Sunac China Holdings Ltd., 7.000% PIK or 6.000% Cash, 9/30/2029(a)(g)	317,876
2,094,825	Sunac China Holdings Ltd., 7.250% PIK or 6.250% Cash, 9/30/2030(a)(g)	129,439
720,000	Times China Holdings Ltd., 5.750%, 1/14/2027(d)	20,794
4,030,000	Times China Holdings Ltd., 6.200%, 3/22/2026(d)	105,787
23,285,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027(d)	1,181,714
1,245,000	Yuzhou Group Holdings Co. Ltd., 7.375%, 1/13/2026(d)	58,241
9,395,000	Yuzhou Group Holdings Co. Ltd., 7.700%, 2/20/2025(d)	452,651
5,345,000	Yuzhou Group Holdings Co. Ltd., 7.850%, 8/12/2026(d)	252,979
3,155,000	Yuzhou Group Holdings Co. Ltd., 8.300%, 5/27/2025(d)	134,087
Principal Amount (‡)	Description	Value (†)

	Financial Other — continued
$4,535,000	Zhenro Properties Group Ltd., 6.630%, 1/07/2026(d)	$46,529
365,000	Zhenro Properties Group Ltd., 6.700%, 8/04/2026(d)	3,661
715,000	Zhenro Properties Group Ltd., 7.350%, 2/05/2025(d)	7,150
		30,478,324
	Food & Beverage — 0.6%
11,860,000	Pilgrim's Pride Corp., 3.500%, 3/01/2032	10,051,589
7,245,000	Post Holdings, Inc., 4.500%, 9/15/2031(a)	6,516,820
		16,568,409
	Gaming — 0.9%
3,595,000	Genm Capital Labuan Ltd., 3.882%, 4/19/2031(a)	3,148,223
3,845,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	3,236,828
15,550,000	Light & Wonder International, Inc., 7.000%, 5/15/2028(a)	15,664,572
740,000	Light & Wonder International, Inc., 7.250%, 11/15/2029(a)	759,660
1,475,000	Light & Wonder International, Inc., 7.500%, 9/01/2031(a)	1,533,857
		24,343,140
	Government Owned - No Guarantee — 0.6%
495,000	Antares Holdings LP, 2.750%, 1/15/2027(a)	443,461
585,000	Antares Holdings LP, 3.750%, 7/15/2027(a)	533,806
3,530,000	Ecopetrol SA, 8.375%, 1/19/2036	3,563,249
6,586,000	Petroleos Mexicanos, 6.625%, 6/15/2035	4,996,315
12,239,000	Petroleos Mexicanos, 6.950%, 1/28/2060	8,086,867
		17,623,698
	Health Insurance — 1.0%
6,955,000	Centene Corp., 3.375%, 2/15/2030	6,154,700
18,320,000	Centene Corp., 4.625%, 12/15/2029	17,392,627
880,000	Molina Healthcare, Inc., 3.875%, 11/15/2030(a)	782,386
4,280,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(a)	3,726,703
		28,056,416
	Healthcare — 1.1%
2,800,000	Bausch & Lomb Corp., 8.375%, 10/01/2028(a)	2,897,048
12,425,000	HCA, Inc., 5.500%, 6/01/2033	12,469,723
7,230,000	HCA, Inc., 5.600%, 4/01/2034	7,280,047
3,700,000	Medline Borrower LP/Medline Co-Issuer, Inc., 6.250%, 4/01/2029(a)	3,716,568
4,275,000	Solventum Corp., 5.900%, 4/30/2054(a)	4,264,475
		30,627,861
	Home Construction — 0.3%
8,146,000	PulteGroup, Inc., 6.000%, 2/15/2035	8,503,326
	Independent Energy — 3.7%
12,155,000	Aker BP ASA, 4.000%, 1/15/2031(a)	11,102,290
1,835,000	Civitas Resources, Inc., 8.625%, 11/01/2030(a)	1,970,381
11,400,000	Continental Resources, Inc., 2.875%, 4/01/2032(a)	9,290,912
24,431,000	Continental Resources, Inc., 5.750%, 1/15/2031(a)	24,285,476
6,210,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028	5,663,470
8,120,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031	7,113,120
7,740,000	EQT Corp., 3.625%, 5/15/2031(a)	6,812,049
435,000	EQT Corp., 5.000%, 1/15/2029	426,128
1,265,000	EQT Corp., 7.000%, 2/01/2030	1,343,994

Principal Amount (‡)	Description	Value (†)

	Independent Energy — continued
$550,000	Leviathan Bond Ltd., 6.125%, 6/30/2025	$541,536
5,050,000	Leviathan Bond Ltd., 6.500%, 6/30/2027	4,880,219
1,270,000	Matador Resources Co., 6.875%, 4/15/2028(a)	1,299,305
10,085,000	Ovintiv, Inc., 6.500%, 8/15/2034	10,698,065
540,000	Ovintiv, Inc., 6.500%, 2/01/2038	562,559
2,715,000	Ovintiv, Inc., 6.625%, 8/15/2037	2,834,209
360,000	Ovintiv, Inc., 7.200%, 11/01/2031	390,262
1,200,000	Ovintiv, Inc., 7.375%, 11/01/2031	1,314,848
17,908,000	Sanchez Energy Corp., 6.125%, 1/15/2023(d)	895,400
9,520,000	Sanchez Energy Corp., 7.750%, 6/15/2021(d)	476,000
1,295,000	Southwestern Energy Co., 4.750%, 2/01/2032	1,192,123
6,875,000	Var Energi ASA, 8.000%, 11/15/2032(a)	7,695,600
1,990,000	Viper Energy, Inc., 7.375%, 11/01/2031(a)	2,068,757
		102,856,703
	Leisure — 1.9%
8,710,000	Carnival Corp., 5.750%, 3/01/2027(a)	8,620,596
6,065,000	Carnival Corp., 6.000%, 5/01/2029(a)	5,984,394
1,050,000	Carnival Corp., 7.000%, 8/15/2029(a)	1,095,134
6,575,000	NCL Corp. Ltd., 5.875%, 3/15/2026(a)	6,490,517
5,085,000	NCL Corp. Ltd., 5.875%, 2/15/2027(a)	5,016,251
4,990,000	NCL Corp. Ltd., 8.125%, 1/15/2029(a)	5,280,343
2,415,000	NCL Finance Ltd., 6.125%, 3/15/2028(a)	2,384,853
230,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026(a)	221,960
12,300,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028(a)	12,157,368
2,570,000	Royal Caribbean Cruises Ltd., 6.250%, 3/15/2032(a)	2,590,457
4,960,000	VOC Escrow Ltd., 5.000%, 2/15/2028(a)	4,771,937
		54,613,810
	Life Insurance — 1.2%
20,000,000	National Life Insurance Co., 10.500%, 9/15/2039(a)	25,251,800
8,920,000	NLV Financial Corp., 7.500%, 8/15/2033(a)	9,570,892
		34,822,692
	Local Authorities — 0.3%
14,645,000	New South Wales Treasury Corp., 3.000%, 3/20/2028, (AUD)	9,220,540
	Lodging — 1.1%
1,745,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 4.875%, 7/01/2031(a)	1,562,360
5,385,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 5.000%, 6/01/2029(a)	5,022,059
3,265,000	Marriott International, Inc., 5.300%, 5/15/2034	3,229,311
4,155,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(a)	3,800,798
12,700,000	Travel & Leisure Co., 4.500%, 12/01/2029(a)	11,678,074
6,640,000	Travel & Leisure Co., 4.625%, 3/01/2030(a)	6,062,709
		31,355,311
	Media Entertainment — 1.5%
3,925,000	iHeartCommunications, Inc., 4.750%, 1/15/2028(a)	2,756,938
5,275,000	iHeartCommunications, Inc., 5.250%, 8/15/2027(a)	3,839,122
14,565,000	Netflix, Inc., 4.875%, 6/15/2030(a)	14,463,103
8,735,000	Netflix, Inc., 5.875%, 11/15/2028	9,080,276
Principal Amount (‡)	Description	Value (†)

	Media Entertainment — continued
$1,315,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 7.375%, 2/15/2031(a)	$1,377,363
10,960,000	Warnermedia Holdings, Inc., 4.279%, 3/15/2032	9,789,895
		41,306,697
	Metals & Mining — 3.8%
1,240,000	Alcoa Nederland Holding BV, 7.125%, 3/15/2031(a)	1,263,131
1,410,000	Anglo American Capital PLC, 5.500%, 5/02/2033(a)	1,401,955
14,335,000	ArcelorMittal SA, 6.750%, 3/01/2041	14,860,952
21,335,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027(a)	20,455,251
17,930,000	Glencore Funding LLC, 5.700%, 5/08/2033(a)	18,220,177
7,000,000	Glencore Funding LLC, 6.125%, 10/06/2028(a)	7,233,587
9,590,000	Glencore Funding LLC, 6.375%, 10/06/2030(a)	10,120,298
25,185,000	Glencore Funding LLC, 6.500%, 10/06/2033(a)	26,939,002
6,230,000	JSW Steel Ltd., 5.050%, 4/05/2032(a)	5,488,642
		105,982,995
	Midstream — 1.2%
2,300,000	Cheniere Energy Partners LP, 3.250%, 1/31/2032	1,959,219
1,530,000	Cheniere Energy Partners LP, 4.000%, 3/01/2031	1,390,631
3,185,000	Cheniere Energy Partners LP, 5.950%, 6/30/2033	3,256,258
3,850,000	Cheniere Energy, Inc., 5.650%, 4/15/2034(a)	3,877,492
2,530,000	Hess Midstream Operations LP, 4.250%, 2/15/2030(a)	2,324,836
505,000	NGPL PipeCo LLC, 7.768%, 12/15/2037(a)	562,659
3,515,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.000%, 1/15/2032	3,162,727
880,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	842,412
6,105,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033(a)	5,186,824
3,215,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031(a)	2,858,777
1,750,000	Western Midstream Operating LP, 4.050%, 2/01/2030	1,632,797
2,310,000	Western Midstream Operating LP, 5.250%, 2/01/2050	2,066,352
4,055,000	Western Midstream Operating LP, 5.300%, 3/01/2048	3,557,677
745,000	Western Midstream Operating LP, 5.450%, 4/01/2044	684,740
560,000	Western Midstream Operating LP, 5.500%, 8/15/2048	495,242
665,000	Western Midstream Operating LP, 6.150%, 4/01/2033	681,835
		34,540,478
	Natural Gas — 0.1%
1,670,000	Southern Co. Gas Capital Corp., 5.750%, 9/15/2033	1,728,719
	Non-Agency Commercial Mortgage-Backed Securities — 1.9%
335,000	BBSG Mortgage Trust, Series 2016-MRP, Class A, 3.275%, 6/05/2036(a)	240,512

Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$7,375,000	BPR Trust, Series 2021-NRD, Class F, 1 mo. USD SOFR + 6.870%, 12.196%, 12/15/2038(a)(b)	$6,341,342
8,597,541	Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class C, 4.941%, 9/10/2045(a)(b)	7,612,670
94,273	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030(a)	87,618
2,925,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037(a)	2,372,204
1,690,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037(a)	1,083,343
3,755,000	DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.141%, 9/12/2040(a)(b)	3,866,257
1,295,575	GS Mortgage Securities Corp. Trust, Series 2013-G1, Class B, 3.721%, 4/10/2031(a)(b)	1,199,456
7,680,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class C, 3.550%, 3/05/2033(a)(b)	4,494,185
5,785,000	GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.696%, 6/10/2047(a)(b)	2,543,287
290,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class D, 3.772%, 12/15/2047(a)(b)	249,992
3,110,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class C, 3.958%, 4/15/2046(b)	2,194,674
3,990,847	Med Trust, Series 2021-MDLN, Class C, 1 mo. USD SOFR + 1.914%, 7.240%, 11/15/2038(a)(b)	3,978,318
1,135,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class B, 4.077%, 8/15/2046(b)	695,275
1,917,007	Morgan Stanley Capital I Trust, Series 2012-C4, Class D, 5.164%, 3/15/2045(a)(b)	1,793,319
3,735,787	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 3.949%, 7/15/2046(b)	3,438,643
4,340,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class B, 4.322%, 8/15/2050	4,025,052
965,914	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class B, 3.744%, 12/15/2045	913,385
4,000,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B, 4.189%, 8/15/2046(b)	3,441,368
2,612,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class C, 4.189%, 8/15/2046(b)	2,008,393
940,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	771,240
		53,350,533
	Other REITs — 0.1%
2,735,000	EPR Properties, 3.600%, 11/15/2031	2,285,803
	Pharmaceuticals — 2.7%
24,015,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	13,105,077
7,750,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	7,541,072
Principal Amount (‡)	Description	Value (†)

	Pharmaceuticals — continued
4,695,000	Teva Pharmaceutical Finance Netherlands II BV, 7.375%, 9/15/2029, (EUR)	$5,596,641
3,990,000	Teva Pharmaceutical Finance Netherlands II BV, 7.875%, 9/15/2031, (EUR)	4,979,746
22,790,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	15,711,485
7,360,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	7,125,032
8,725,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	8,384,565
7,055,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	7,572,901
5,070,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	5,560,771
		75,577,290
	Property & Casualty Insurance — 0.3%
12,510,000	MBIA Insurance Corp., 3 mo. USD SOFR + 11.522%, 16.836%, 1/15/2033(a)(e)	340,397
10,900,000	Stewart Information Services Corp., 3.600%, 11/15/2031	8,893,561
		9,233,958
	Retailers — 0.7%
3,325,000	Dillard's, Inc., 7.000%, 12/01/2028	3,462,289
1,500,000	Dillard's, Inc., 7.750%, 7/15/2026	1,558,860
9,430,000	Lithia Motors, Inc., 3.875%, 6/01/2029(a)	8,507,935
6,365,000	Marks & Spencer PLC, 7.125%, 12/01/2037(a)	6,748,173
		20,277,257
	Sovereigns — 3.1%
6,865,000	Chile Government International Bonds, 3.500%, 1/31/2034	6,006,633
4,875,000	Chile Government International Bonds, 3.500%, 1/25/2050	3,548,633
4,330,000	Colombia Government International Bonds, 7.500%, 2/02/2034	4,422,671
2,705,000	Colombia Government International Bonds, 8.000%, 11/14/2035	2,839,780
3,600,000	Dominican Republic International Bonds, 4.875%, 9/23/2032	3,222,994
1,145,000	Mexico Government International Bonds, 6.000%, 5/07/2036	1,147,354
3,130,000	Paraguay Government International Bonds, 6.000%, 2/09/2036(a)	3,172,224
1,465,000	Paraguay Government International Bonds, 6.100%, 8/11/2044(a)	1,419,534
4,410,000	Philippines Government International Bonds, 2.650%, 12/10/2045	2,922,273
5,650,000	Philippines Government International Bonds, 2.950%, 5/05/2045	3,933,823
5,080,000	Qatar Government International Bonds, 5.103%, 4/23/2048	4,934,212
8,510,000	Republic of Poland Government International Bonds, 5.500%, 4/04/2053	8,472,369
14,355,000	Republic of Poland Government International Bonds, 5.500%, 3/18/2054	14,251,787
2,210,000	Republic of Uzbekistan International Bonds, 7.850%, 10/12/2028(a)	2,309,583
9,190,000	Romania Government International Bonds, 6.375%, 1/30/2034(a)	9,312,778

Principal Amount (‡)	Description	Value (†)

	Sovereigns — continued
$4,596,000	Romania Government International Bonds, 7.125%, 1/17/2033	$4,910,762
9,700,000	Turkiye Government International Bonds, 5.875%, 5/21/2030, (EUR)	10,450,758
		87,278,168
	Technology — 6.0%
8,110,000	Avnet, Inc., 5.500%, 6/01/2032	7,844,776
3,195,000	Block, Inc., 3.500%, 6/01/2031	2,780,752
5,550,000	Boost Newco Borrower LLC, 7.500%, 1/15/2031(a)	5,809,812
2,565,000	Broadcom, Inc., 2.600%, 2/15/2033(a)	2,083,192
6,895,000	Broadcom, Inc., 3.137%, 11/15/2035(a)	5,570,480
4,600,000	Broadcom, Inc., 3.419%, 4/15/2033(a)	3,987,738
6,790,000	Broadcom, Inc., 3.469%, 4/15/2034(a)	5,818,413
8,435,000	Broadcom, Inc., 4.150%, 11/15/2030	7,976,020
2,245,000	Broadcom, Inc., 4.150%, 4/15/2032(a)	2,082,774
12,185,000	CDW LLC/CDW Finance Corp., 3.569%, 12/01/2031	10,712,248
9,205,000	CommScope, Inc., 4.750%, 9/01/2029(a)	6,649,508
13,035,000	Entegris, Inc., 4.750%, 4/15/2029(a)	12,492,169
1,215,000	Everi Holdings, Inc., 5.000%, 7/15/2029(a)	1,203,695
2,715,000	Gartner, Inc., 3.625%, 6/15/2029(a)	2,458,112
585,000	Gartner, Inc., 3.750%, 10/01/2030(a)	523,656
1,475,000	Global Payments, Inc., 2.900%, 11/15/2031	1,237,818
4,965,000	Global Payments, Inc., 5.400%, 8/15/2032	4,924,067
8,790,000	Iron Mountain, Inc., 4.875%, 9/15/2029(a)	8,246,686
6,630,000	Leidos, Inc., 5.750%, 3/15/2033	6,796,794
1,590,000	Marvell Technology, Inc., 5.950%, 9/15/2033	1,647,737
2,975,000	Micron Technology, Inc., 5.300%, 1/15/2031	2,992,206
9,070,000	Micron Technology, Inc., 5.875%, 2/09/2033	9,385,669
24,180,000	Micron Technology, Inc., 5.875%, 9/15/2033	25,069,111
7,615,000	Motorola Solutions, Inc., 5.400%, 4/15/2034	7,599,956
5,050,000	MSCI, Inc., 3.250%, 8/15/2033(a)	4,160,355
5,200,000	Sensata Technologies BV, 4.000%, 4/15/2029(a)	4,748,053
655,000	Sensata Technologies BV, 5.875%, 9/01/2030(a)	640,820
600,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	519,001
4,340,000	UKG, Inc., 6.875%, 2/01/2031(a)	4,421,275
7,805,000	VMware LLC, 2.200%, 8/15/2031	6,351,595
3,725,000	Western Digital Corp., 2.850%, 2/01/2029	3,240,908
		169,975,396
	Transportation Services — 0.3%
8,440,000	Rand Parent LLC, 8.500%, 2/15/2030(a)	8,350,620
	Treasuries — 10.4%
7,845,000	Australia Government Bonds, Series 152, 2.750%, 11/21/2028, (AUD)	4,924,794
100,917(h )	Brazil Notas do Tesouro Nacional, Series NTNF, 10.000%, 1/01/2029, (BRL)	19,658,342
97,085,000,000	Indonesia Treasury Bonds, Series 101, 6.875%, 4/15/2029, (IDR)	6,182,762
2,616,733(i )	Mexico Bonos, Series M, 7.500%, 5/26/2033, (MXN)	14,009,426
25,290,000	New Zealand Government Bonds, Series 433, 3.500%, 4/14/2033, (NZD)	13,945,022
150,645,000	Norway Government Bonds, Series 477, 1.750%, 3/13/2025, (NOK)	13,552,092
307,465,000	Republic of South Africa Government Bonds, Series 2035, 8.875%, 2/28/2035, (ZAR)	12,941,452
11,560,000	U.K. Gilts, 0.250%, 1/31/2025, (GBP)	14,069,572
45,695,000	U.S. Treasury Bonds, 2.250%, 2/15/2052	30,056,957
Principal Amount (‡)	Description	Value (†)

	Treasuries — continued
$23,325,000	U.S. Treasury Bonds, 3.250%, 5/15/2042	$19,827,161
26,205,000	U.S. Treasury Bonds, 3.875%, 2/15/2043	24,224,270
105,955,000	U.S. Treasury Notes, 4.625%, 6/30/2025	105,570,086
587,275,000	Uruguay Government International Bonds, 8.250%, 5/21/2031, (UYU)	14,948,591
		293,910,527
	Wireless — 1.5%
10,460,000	American Tower Corp., 5.900%, 11/15/2033	10,831,177
860,000	IHS Holding Ltd., 5.625%, 11/29/2026(a)	797,891
9,110,000	SBA Communications Corp., 3.125%, 2/01/2029	8,039,626
7,939,000	SoftBank Group Corp., 4.625%, 7/06/2028	7,380,571
9,360,000	Sprint Capital Corp., 8.750%, 3/15/2032	11,349,487
3,575,000	T-Mobile USA, Inc., 5.750%, 1/15/2034	3,722,923
		42,121,675
	Wirelines — 0.3%
350,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	320,163
2,404,000	Telecom Italia Capital SA, 6.000%, 9/30/2034	2,198,827
5,145,000	Telecom Italia Capital SA, 6.375%, 11/15/2033	4,867,500
		7,386,490
	Total Non-Convertible Bonds (Identified Cost $2,517,458,540)	2,198,850,757

Convertible Bonds — 7.1%
	Airlines — 0.6%
16,165,000	Southwest Airlines Co., 1.250%, 5/01/2025	16,358,980
	Cable Satellite — 2.8%
125,670,000	DISH Network Corp., 3.375%, 8/15/2026	78,229,575
	Consumer Cyclical Services — 0.2%
760,000	Booking Holdings, Inc., 0.750%, 5/01/2025	1,466,800
2,055,000	Uber Technologies, Inc., Zero Coupon, 0.000%, 12/15/2025(j)	2,306,737
915,000	Uber Technologies, Inc., Series 2028, 0.875%, 12/01/2028(a)	1,131,855
1,200,000	Zillow Group, Inc., 1.375%, 9/01/2026	1,478,253
		6,383,645
	Electric — 0.4%
1,385,000	Evergy, Inc., 4.500%, 12/15/2027(a)	1,407,853
955,000	NRG Energy, Inc., 2.750%, 6/01/2048	1,580,047
8,240,000	PPL Capital Funding, Inc., 2.875%, 3/15/2028	7,885,680
		10,873,580
	Financial Other — 0.0%
1,846,712	Sunac China Holdings Ltd., 1.000% PIK or 0.000% Cash, 9/30/2032(a)(k)	110,802
	Healthcare — 0.8%
2,250,000	Envista Holdings Corp., 1.750%, 8/15/2028(a)	1,978,594
25,880,000	Teladoc Health, Inc., 1.250%, 6/01/2027	21,803,900
		23,782,494
	Leisure — 0.4%
4,970,000	Carnival Corp., 5.750%, 12/01/2027	7,479,850
1,385,000	NCL Corp. Ltd., 1.125%, 2/15/2027	1,309,033
540,000	Royal Caribbean Cruises Ltd., 6.000%, 8/15/2025	1,534,680
		10,323,563
	Media Entertainment — 0.2%
5,100,000	Spotify USA, Inc., Zero Coupon, 5.189%–5.873%, 3/15/2026(f)	4,681,800

Principal Amount (‡)	Description	Value (†)

	Pharmaceuticals — 0.9%
$4,890,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	$4,801,491
20,960,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	20,672,848
		25,474,339
	Retailers — 0.2%
2,175,000	Etsy, Inc., 0.125%, 9/01/2027	1,820,258
5,145,000	Etsy, Inc., 0.250%, 6/15/2028	4,051,687
		5,871,945
	Technology — 0.6%
815,000	Datadog, Inc., 0.125%, 6/15/2025	1,148,335
910,000	Nutanix, Inc., 0.250%, 10/01/2027	1,114,750
1,375,000	ON Semiconductor Corp., 0.500%, 3/01/2029	1,353,000
400,000	Palo Alto Networks, Inc., 0.375%, 6/01/2025	1,141,600
825,000	Shift4 Payments, Inc., 0.500%, 8/01/2027	765,187
610,000	Shift4 Payments, Inc., Zero Coupon, 0.000%, 12/15/2025(j)	652,700
8,430,000	Unity Software, Inc., Zero Coupon, 7.084%–8.213%, 11/15/2026(f)	7,144,425
1,215,000	Wolfspeed, Inc., 0.250%, 2/15/2028	708,953
2,350,000	Wolfspeed, Inc., 1.875%, 12/01/2029	1,311,535
810,000	Zscaler, Inc., 0.125%, 7/01/2025	1,103,585
		16,444,070
	Total Convertible Bonds (Identified Cost $265,668,775)	198,534,793

Municipals — 1.4%
	Virginia — 1.4%
47,005,000	Tobacco Settlement Financing Corp., 6.706%, 6/01/2046 (Identified Cost $47,001,092)	40,516,007
	Total Bonds and Notes (Identified Cost $2,830,128,407)	2,437,901,557

Shares
Common Stocks— 3.9%
	Aerospace & Defense — 0.1%
7,785	Lockheed Martin Corp.	3,541,163
	Air Freight & Logistics — 0.1%
16,427	United Parcel Service, Inc., Class B	2,441,545
	Banks — 0.1%
14,690	JPMorgan Chase & Co.	2,942,407
	Beverages — 0.1%
40,879	Coca-Cola Co.	2,500,977
	Biotechnology — 0.2%
35,127	AbbVie, Inc.	6,396,627
	Capital Markets — 0.1%
1,138	BlackRock, Inc.	948,751
9,678	Morgan Stanley	911,280
		1,860,031
	Chemicals — 0.0%
2,752	Linde PLC	1,277,809
	Communications Equipment — 0.1%
41,100	Cisco Systems, Inc.	2,051,301
Shares	Description	Value (†)
	Consumer Staples Distribution & Retail — 0.2%
3,254	Costco Wholesale Corp.	$2,383,978
33,885	Walmart, Inc.	2,038,860
		4,422,838
	Containers & Packaging — 0.0%
5,827	Packaging Corp. of America	1,105,848
	Diversified REITs — 0.0%
178,207	NexPoint Diversified Real Estate Trust	1,176,166
	Electric Utilities — 0.1%
24,332	Duke Energy Corp.	2,353,148
	Electrical Equipment — 0.0%
10,257	Emerson Electric Co.	1,163,349
	Financial Services — 0.0%
3,277	Mastercard, Inc., Class A	1,578,105
	Ground Transportation — 0.0%
6,388	Union Pacific Corp.	1,571,001
	Health Care Equipment & Supplies — 0.1%
20,256	Abbott Laboratories	2,302,297
	Health Care Providers & Services — 0.3%
12,121	Elevance Health, Inc.	6,285,223
5,093	UnitedHealth Group, Inc.	2,519,507
		8,804,730
	Hotels, Restaurants & Leisure — 0.1%
28,363	Starbucks Corp.	2,592,095
	Household Products — 0.1%
14,860	Procter & Gamble Co.	2,411,035
	IT Services — 0.0%
1,482	Accenture PLC, Class A	513,676
	Life Sciences Tools & Services — 0.1%
2,791	Thermo Fisher Scientific, Inc.	1,622,157
	Machinery — 0.1%
5,083	Deere & Co.	2,087,791
	Media — 0.4%
1,317,588	Altice USA, Inc., Class A(e)	3,438,905
74,588	Comcast Corp., Class A	3,233,390
461,939	iHeartMedia, Inc., Class A(e)	965,452
224,514	Paramount Global, Class B	2,642,530
		10,280,277
	Metals & Mining — 0.1%
58,268	Newmont Corp.	2,088,325
	Oil, Gas & Consumable Fuels — 0.5%
9,229	Battalion Oil Corp.(e)	52,236
46,438	Diamondback Energy, Inc.	9,202,618
10,083	Pioneer Natural Resources Co.	2,646,788
58,323	Williams Cos., Inc.	2,272,847
		14,174,489
	Pharmaceuticals — 0.3%
56,384	Bristol-Myers Squibb Co.	3,057,704
17,802	Johnson & Johnson	2,816,099
12,961	Merck & Co., Inc.	1,710,204
		7,584,007
	Professional Services — 0.0%
5,336	Clarivate PLC(e)	39,646
	Semiconductors & Semiconductor Equipment — 0.3%
1,981	Broadcom, Inc.	2,625,637
25,155	Microchip Technology, Inc.	2,256,655
15,639	QUALCOMM, Inc.	2,647,683
		7,529,975

Shares	Description	Value (†)
	Software — 0.1%
5,922	Microsoft Corp.	$2,491,504
	Specialized REITs — 0.1%
11,911	American Tower Corp.	2,353,495
	Specialty Retail — 0.1%
6,146	Home Depot, Inc.	2,357,606
	Technology Hardware, Storage & Peripherals — 0.1%
14,622	Apple, Inc.	2,507,381
23,768	IQOR US, Inc.(e)	21,795
		2,529,176
	Trading Companies & Distributors — 0.0%
18,909	Fastenal Co.	1,458,640
	Total Common Stocks (Identified Cost $134,962,756)	109,603,236

Principal Amount (‡)
Collateralized Loan Obligations — 3.6%
$6,730,000	522 Funding CLO Ltd., Series 2018-3A, Class DR, 3 mo. USD SOFR + 3.362%, 8.679%, 10/20/2031(a)(b)	6,693,362
4,475,000	AGL CLO 12 Ltd., Series 2021-12A, Class B, 3 mo. USD SOFR + 1.862%, 7.179%, 7/20/2034(a)(b)	4,475,152
4,955,000	AGL CLO 12 Ltd., Series 2021-12A, Class D, 3 mo. USD SOFR + 3.112%, 8.429%, 7/20/2034(a)(b)	4,938,986
1,245,000	AGL CLO 7 Ltd., Series 2020-7A, Class DR, 3 mo. USD SOFR + 3.362%, 8.676%, 7/15/2034(a)(b)	1,245,021
2,675,000	ARES Loan Funding I Ltd., Series 2021-ALFA, Class D, 3 mo. USD SOFR + 3.262%, 8.576%, 10/15/2034(a)(b)	2,674,848
3,025,000	Bain Capital Credit CLO Ltd., Series 2017-2A, Class DR2, 3 mo. USD SOFR + 3.362%, 8.686%, 7/25/2034(a)(b)	3,025,218
850,000	Ballyrock CLO Ltd., Series 2019-2A, Class A2RR, 3 mo. USD SOFR + 2.000%, 7.319%, 2/20/2036(a)(b)	853,151
1,505,000	Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class DR, 3 mo. USD SOFR + 3.262%, 8.578%, 1/17/2032(a)(b)	1,504,974
3,530,000	CarVal CLO III Ltd., Series 2019-2A, Class DR, 3 mo. USD SOFR + 3.212%, 8.529%, 7/20/2032(a)(b)	3,517,077
3,095,000	CIFC Funding Ltd., Series 2021-5A, Class D, 3 mo. USD SOFR + 3.512%, 8.826%, 7/15/2034(a)(b)	3,095,452
4,390,000	Clover CLO LLC, Series 2021-1A, Class D, 3 mo. USD SOFR + 3.212%, 8.529%, 4/22/2034(a)(b)	4,362,606
3,780,000	Clover CLO LLC, Series 2021-2A, Class D, 3 mo. USD SOFR + 3.312%, 8.629%, 7/20/2034(a)(b)	3,779,992
4,775,000	Crown City CLO I, Series 2020-1A, Class CR, 3 mo. USD SOFR + 3.682%, 8.999%, 7/20/2034(a)(b)	4,723,645
2,885,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class DR, 3 mo. USD SOFR + 3.800%, 9.128%, 4/20/2037(a)(b)	2,884,388
Principal Amount (‡)	Description	Value (†)
$980,000	LCM 30 Ltd., Series 30A, Class CR, 3 mo. USD SOFR + 2.262%, 7.579%, 4/20/2031(a)(b)	$973,205
2,965,000	LCM 30 Ltd., Series 30A, Class DR, 3 mo. USD SOFR + 3.262%, 8.579%, 4/20/2031(a)(b)	2,859,227
990,000	Madison Park Funding XXXI Ltd., Series 2018-31A, Class D, 3 mo. USD SOFR + 3.262%, 8.577%, 1/23/2031(a)(b)	990,253
6,010,000	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BRR, 3 mo. USD SOFR + 1.912%, 7.226%, 7/15/2034(a)(b)	6,014,279
8,055,000	OCP CLO Ltd., Series 2019-17A, Class DR, 3 mo. USD SOFR + 3.362%, 8.679%, 7/20/2032(a)(b)	8,054,243
7,155,000	Octagon Investment Partners 42 Ltd., Series 2019-3A, Class DR, 3 mo. USD SOFR + 3.412%, 8.726%, 7/15/2034(a)(b)	7,154,864
3,125,000	Octagon Investment Partners 46 Ltd., Series 2020-2A, Class DR, 3 mo. USD SOFR + 3.562%, 8.876%, 7/15/2036(a)(b)	3,084,375
8,250,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class BR, 3 mo. USD SOFR + 1.912%, 7.229%, 7/02/2035(a)(b)	8,258,481
970,000	Palmer Square CLO Ltd., Series 2015-1A, Class A2R4, 3 mo. USD SOFR + 1.962%, 7.276%, 5/21/2034(a)(b)	969,545
12,510,000	Palmer Square CLO Ltd., Series 2021-4A, Class E, 3 mo. USD SOFR + 6.312%, 11.626%, 10/15/2034(a)(b)	12,476,348
400,000	THL Credit Wind River CLO Ltd., Series 2018-3A, Class D, 3 mo. USD SOFR + 3.212%, 8.529%, 1/20/2031(a)(b)	385,869
1,540,000	Vibrant CLO XIV Ltd., Series 2021-14A, Class C, 3 mo. USD SOFR + 4.012%, 9.329%, 10/20/2034(a)(b)	1,516,645
	Total Collateralized Loan Obligations (Identified Cost $100,851,389)	100,511,206

Senior Loans — 2.1%
	Aerospace & Defense — 0.1%
643,388	TransDigm, Inc., 2023 Term Loan J, 3 mo. USD SOFR + 3.250%, 8.598%, 2/28/2031(b)(l)	646,373
1,034,728	TransDigm, Inc., 2024 Term Loan I, 8/24/2028(m)	1,037,967
		1,684,340
	Building Materials — 0.3%
2,170,000	Foundation Building Materials Holding Co. LLC, 2024 Term Loan B2, 1 mo. USD SOFR + 4.000%, 9.313%, 1/29/2031(b)(l)	2,177,595
5,785,000	Summit Materials LLC, 2023 Incremental Term Loan B, 3 mo. USD SOFR + 2.500%, 7.827%, 1/12/2029(b)(l)	5,809,586
		7,987,181
	Consumer Cyclical Services — 0.1%
3,705,090	Uber Technologies, Inc., 2023 Term Loan B, 3 mo. USD SOFR + 2.750%, 8.079%, 3/03/2030(b)(l)	3,719,392
	Gaming — 0.0%
655,000	Light & Wonder International, Inc., 2024 Term Loan, 1 mo. USD SOFR + 2.750%, 8.075%, 4/14/2029(b)(l)	655,635

Principal Amount (‡)	Description	Value (†)

	Healthcare — 0.3%
$1,674,399	Bausch & Lomb Corp., 2023 Incremental Term Loan, 1 mo. USD SOFR + 4.000%, 9.330%, 9/29/2028(b)(l)	$1,671,268
7,505,447	Star Parent, Inc., Term Loan B, 3 mo. USD SOFR + 4.000%, 9.309%, 9/27/2030(b)(l)	7,454,785
		9,126,053
	Leisure — 0.4%
7,815,807	Carnival Corp., 2021 Incremental Term Loan B, 1 mo. USD SOFR + 3.250%, 8.695%, 10/18/2028(b)(l)	7,817,448
3,944,306	Carnival Corp., 2023 Term Loan B, 1 mo. USD SOFR + 3.000%, 8.319%, 8/08/2027(b)(l)	3,946,791
		11,764,239
	Lodging — 0.3%
6,785,000	Hilton Grand Vacations Borrower LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 2.750%, 8.077%, 1/17/2031(b)(l)	6,795,585
	Property & Casualty Insurance — 0.2%
2,229,412	HUB International Ltd., 2024 Term Loan B, 3 mo. USD SOFR + 3.250%, 8.574%, 6/20/2030(b)(l)	2,229,814
3,815,000	Truist Insurance Holdings LLC, 1st Lien Term Loan, 3/24/2031(m)	3,808,629
		6,038,443
	Restaurants — 0.2%
4,069,800	1011778 B.C. Unlimited Liability Co., 2023 Term Loan B5, 1 mo. USD SOFR + 2.250%, 7.580%, 9/20/2030(b)(l)	4,065,730
	Technology — 0.1%
3,315,000	GTCR W Merger Sub LLC, USD Term Loan B, 1 mo. USD SOFR + 3.000%, 8.309%, 1/31/2031(b)(l)	3,323,984
	Wireless — 0.1%
2,975,000	SBA Senior Finance II LLC, 2024 Term Loan B, 1/25/2031(m)	2,979,641
	Total Senior Loans (Identified Cost $57,868,369)	58,140,223

Shares
Preferred Stocks — 0.9%

Convertible Preferred Stocks — 0.5%
	Banking — 0.4%
6,064	Bank of America Corp., Series L, 7.250%	7,238,839
2,891	Wells Fargo & Co., Series L, 7.500%	3,525,141
		10,763,980
	Technology — 0.1%
112,765	Clarivate PLC, Series A, 5.250%	3,351,376
	Total Convertible Preferred Stocks (Identified Cost $23,037,348)	14,115,356

Shares	Description	Value (†)

Non-Convertible Preferred Stocks — 0.4%
	Household Durables — 0.1%
208,246	Hovnanian Enterprises, Inc., 7.625%	$3,706,779
	Industrial REITs — 0.2%
116,192	Prologis, Inc., Series Q, 8.540%	6,275,530
	Office REITs — 0.1%
1,596	Highwoods Properties, Inc., Series A, 8.625%(n)	1,622,301
	Total Non-Convertible Preferred Stocks (Identified Cost $8,332,902)	11,604,610
	Total Preferred Stocks (Identified Cost $31,370,250)	25,719,966

Principal Amount (‡)
Short-Term Investments — 1.2%
$35,005,335	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/2024 at 3.500% to be repurchased at $35,018,948 on 4/01/2024 collateralized by $38,490,700 U.S. Treasury Note, 0.750% due 4/30/2026 valued at $35,705,527 including accrued interest(o) (Identified Cost $35,005,335)	35,005,335
	Total Investments — 98.3% (Identified Cost $3,190,186,506)	2,766,881,523
	Other assets less liabilities — 1.7%	47,001,306
	Net Assets — 100.0%	$2,813,882,829

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and collateralized loan obligations where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated.
Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the value of Rule 144A holdings amounted to
$1,196,181,565 or 42.5% of net assets.

(b)
Variable rate security. Rate as of March 31, 2024 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Perpetual bond with no specified maturity date.
(d)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(e)	Non-income producing security.
(f)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(g)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. No payments were received during the period.
(h)	Amount shown represents units. One unit represents a principal amount of 1,000.
(i)	Amount shown represents units. One unit represents a principal amount of 100.
(j)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(k)
Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended March 31, 2024, interest payments were made in principal.

(l)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 1.00%, to which the spread is added.

(m)	Position is unsettled. Contract rate was not determined at March 31, 2024 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(n)	Level 3 security. Value has been determined using significant unobservable inputs.

(o)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-
party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the
Fund's ability to dispose of the underlying securities. As of March 31, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ABS	Asset-Backed Securities
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate

AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
Forward Foreign Currency Contracts
The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund's investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation). The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund's or counterparty's net obligations under the contracts.
At March 31, 2024, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	6/18/2024	EUR	S	8,149,000	$8,904,730	$8,818,542	$86,188
Futures Contracts
The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as "initial margin." As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund's ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund's claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
At March 31, 2024, open long futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	6/28/2024	1,020	$208,783,788	$208,574,064	$(209,724)
CBOT U.S. Long Bond Futures	6/18/2024	4,685	557,558,146	564,249,688	6,691,542
CME Ultra Long Term U.S. Treasury Bond Futures	6/18/2024	925	119,230,625	119,325,000	94,375
Total					$6,576,193

At March 31, 2024, open short futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 5 Year U.S. Treasury Notes Futures	6/28/2024	100	$10,757,965	$10,701,563	$56,402
Ultra 10-Year U.S. Treasury Notes Futures	6/18/2024	4,368	498,079,119	500,613,750	(2,534,631)
Total					$(2,478,229)
Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$ —	$2,437,901,557	$ —	$2,437,901,557
Common Stocks
Technology Hardware, Storage & Peripherals	2,507,381	21,795	—	2,529,176
All Other Common Stocks(a)	107,074,060	—	—	107,074,060
Total Common Stocks	109,581,441	21,795	—	109,603,236
Collateralized Loan Obligations	—	100,511,206	—	100,511,206
Senior Loans(a)	—	58,140,223	—	58,140,223
Preferred Stocks
Convertible Preferred Stocks(a)	14,115,356	—	—	14,115,356
Non-Convertible Preferred Stocks
Household Durables	3,706,779	—	—	3,706,779
Industrial REITs	—	6,275,530	—	6,275,530
Office REITs	—	—	1,622,301	1,622,301
Total Non-Convertible Preferred Stocks	3,706,779	6,275,530	1,622,301	11,604,610
Total Preferred Stocks	17,822,135	6,275,530	1,622,301	25,719,966
Short-Term Investments	—	35,005,335	—	35,005,335
Total Investments	127,403,576	2,637,855,646	1,622,301	2,766,881,523
Forward Foreign Currency Contracts (unrealized appreciation)	—	86,188	—	86,188
Futures Contracts (unrealized appreciation)	6,842,319	—	—	6,842,319
Total	$134,245,895	$2,637,941,834	$1,622,301	$2,773,810,030

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(2,744,355)	$ —	$ —	$(2,744,355)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2023 and/or March 31, 2024:

Asset Valuation Inputs
Investments in Securities	Balance as of December 31, 2023	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2024	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2024
Preferred Stocks
Non-Convertible Preferred Stocks
Office REITs	$1,579,642	$ —	$ —	$42,659	$ —	$ —	$ —	$ —	$1,622,301	$42,659
Derivatives
Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include forward foreign currency contracts and futures contracts.
The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. As of March 31, 2024, the Fund engaged in forward foreign currency contracts for hedging purposes to gain exposure to foreign currencies.
The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Fund may also use futures contracts to gain investment exposure. As of March 31, 2024, the Fund used futures contracts to manage duration.
The following is a summary of derivative instruments for the Fund, as of March 31, 2024:
Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$86,188	$ —	$86,188
Exchange-traded asset derivatives
Interest rate contracts	—	6,842,319	6,842,319
Total asset derivatives	$86,188	$6,842,319	$6,928,507

Liabilities	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives
Interest rate contracts	$(2,744,355)
The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.
Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.

Industry Summary at March 31, 2024 (Unaudited)
Treasuries	10.4%
Cable Satellite	8.8
Technology	6.8
Finance Companies	6.0
Banking	5.4
Metals & Mining	3.9
Pharmaceuticals	3.9
Independent Energy	3.7
Sovereigns	3.1
Leisure	2.7
ABS Home Equity	2.6
ABS Other	2.4
Healthcare	2.2
Other Investments, less than 2% each	31.6
Collateralized Loan Obligations	3.6
Short-Term Investments	1.2
Total Investments	98.3
Other assets less liabilities (including forward foreign currency and futures contracts)	1.7
Net Assets	100.0%